Finance income and costs	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	2022	2021
	$	$

Interest income	5,855	2,544
Interest expense	(2,867)	(2,897)

Net interest income (expense)	2,988	(353)